Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37959
Entity Registrant Name	trivago N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Kesselstraße 5 - 7
Entity Address, Postal Zip Code	40221
Entity Address, City or Town	Düsseldorf
Entity Address, Country	DE
Title of 12(b) Security	American Depositary Shares, each representing five Class A shares, nominal value €0.06 per share
Trading Symbol	TRVG
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001683825
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A common stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	115,621,475
Class B common stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	237,476,895
Business contact
Document Information [Line Items]
Entity Address, Address Line One	Kesselstraße 5 - 7
Entity Address, Postal Zip Code	40221
Entity Address, City or Town	Düsseldorf
Entity Address, Country	DE
Contact Personnel Name	Johannes Thomas
Country Region	+49
City Area Code	211
Local Phone Number	3876840000